Performance Management	Apr. 29, 2026
Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund, over certain periods of time, compared to those of a broad-based market index (the Standard & Poor’s 500 Index) and a technology sector-heavy index (the NASDAQ Composite Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index.
Bar Chart [Table]
Best Quarter:	4th Quarter, 2020	41.52%
Worst Quarter:	2nd Quarter, 2022	(41.48%)

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
	1 Year	5 Years	10 Years
Returns before taxes	29.47%	(17.83%)	4.98%
Returns after taxes on distributions	29.47%	(19.52%)	2.84%
Returns after taxes on distributions and sale of Fund shares	17.45%	(12.00%)	4.34%
Standard & Poor’s 500 Index*	17.88%	14.42%	14.82%
NASDAQ Composite Index*	21.14%	13.35%	17.66%

Performance Table Footnotes	* Does not reflect deduction of fees, expenses, or taxes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect deduction of fees, expenses, or taxes.
Performance Table Closing [Text Block]	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	41.52%
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	41.48%
Firsthand Alternative Energy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund, over certain periods of time, compared to those of a broad-based market index (the Standard & Poor’s 500 Index), as well as a technology sector-heavy index (the NASDAQ Composite Index) and an alternative energy sector-focused index (the WilderHill Clean Energy Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The WilderHill Clean Energy Index was selected for comparison because it is an index of companies involved in clean energy (e.g., solar, wind, geothermal) and energy conservation. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart [Table]
Best Quarter:	3rd Quarter, 2020	40.61%
Worst Quarter:	2nd Quarter, 2022	(24.01%)

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
	1 Year	5 Years	10 Years
Returns before taxes	21.78%	(2.97%)	7.66%
Returns after taxes on distributions	18.04%	(3.97%)	7.20%
Returns after taxes on distributions and sale of Fund shares	15.54%	(2.24%)	6.23%
Standard & Poor’s 500 Index*	17.88%	14.42%	14.82%
NASDAQ Composite Index*	21.14%	13.35%	17.66%
WilderHill Clean Energy Index*	53.00%	(21.16%)	3.19%

Performance Table Footnotes	* Does not reflect deduction of fees, expenses, or taxes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect deduction of fees, expenses, or taxes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.61%
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	24.01%